RISK MANAGEMENT - Structural foreign exchange risk - Results of Delta EVE and Delta NIM measurements (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Banco de Bogota S.A.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum Delta NIM	$ (704,381)	$ (634,544)
Maximum Delta EVE	$ (1,598,433)	$ (1,216,132)
Delta EVE / CET1+AT1	11.01%	8.57%
Banco de Occidente S.A.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum Delta NIM	$ (632,679)	$ (555,733)
Maximum Delta EVE	$ (341,331)	$ (173,433)
Delta EVE / CET1+AT1	7.22%	5.95%
Banco Popular S.A.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum Delta NIM	$ (351,902)	$ (328,276)
Maximum Delta EVE	$ (362,219)	$ (408,513)
Delta EVE / CET1+AT1	18.06%	21.00%
Banco AV Villas
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum Delta NIM	$ (197,711)	$ (139,938)
Maximum Delta EVE	$ (155,061)	$ (118,104)
Delta EVE / CET1+AT1	12.52%	9.42%
Banco de Bogot, Consolidated [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum Delta NIM	$ (707,641)
Maximum Delta EVE	$ (1,654,667)
Delta EVE / CET1+AT1	10.82%
Banco de Occidente, Consolidated [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum Delta NIM	$ (662,769)
Maximum Delta EVE	$ (361,923)
Delta EVE / CET1+AT1	6.58%